Business Segment Information - Narrative (Details)	12 Months Ended
Dec. 31, 2014 segments atm banking_center state
Segment Reporting Information [Line Items]
Number of operating segments	5
Number of states in which entity operates	32
Number of banking centers	4,800
Number of ATMs	15,800